Loans - Summary of Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 474,968	$ 422,413
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	134,268	123,143
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	159,475	148,775
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	144,489	125,775
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	23,428	15,452
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	13,308	9,268
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	283,768	265,055
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	116,739	112,229
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	149,630	141,621
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	216	190
Pass [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	17,183	11,015
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	12,023	6,786
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,874	3,100
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,168	2,742
Special Mention [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	981	944
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	15,149	10,407
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,704	7,044
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,766	3,150
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	175	213
Substandard [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	504
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	164,028	140,165
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	951	770
Not Rated [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	911	1,262
Not Rated [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	144,098	125,372
Not Rated [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,760	3,493
Not Rated [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 13,308	$ 9,268